CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY (USD $) In Millions, unless otherwise specified		Total		Business Unit Equity		Accumulated Other Comprehensive Loss	Shareholders' Equity	Equity Attributable to Noncontrolling Interests	Common Stock		Additional Paid-in Capital	Retained Earnings
Beginning balance at Dec. 31, 2009		$ 3,574		$ 3,516		$ 55	$ 3,571	$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income/(loss)		(18)	[1]	110		(129)	(19)	1
Share-based compensation expense		16		16			16
Dividends declared and paid		(207)		(206)			(206)	(1)
Net transfers between Pfizer and noncontrolling interests		0		1			1	(1)
Purchase of subsidiary shares from noncontrolling interests		(3)		(1)			(1)	(2)
Net transfers - Pfizer		(18)		(18)			(18)
Ending balance at Dec. 31, 2010		3,344		3,418		(74)	3,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income/(loss)		257	[1]	245		9	254	3
Share-based compensation expense		19		19			19
Dividends declared and paid		(416)		(416)			(416)
Net transfers between Pfizer and noncontrolling interests		0		3			3	(3)
Net transfers - Pfizer	[2]	516		516			516
Investment in Jilin Pfizer Guoyuan Animal Health Co., Ltd.		16						16
Ending balance at Dec. 31, 2011		3,736		3,785	[3]	(65)	3,720	16
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income/(loss)		157		284	[3]	(128)		1
Share-based compensation expense		12		12	[3]
Dividends declared and paid		(62)		(62)	[3]
Net transfers between Pfizer and noncontrolling interests		0		1	[3]			(1)
Net transfers - Pfizer		88		88	[3]
Ending balance at Jul. 01, 2012		3,931		4,108	[3]	(193)		16
Beginning balance at Dec. 31, 2011		3,736		3,785	[3]	(65)	3,720	16
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income/(loss)		344		436		(92)	344
Share-based compensation expense		28		28			28
Dividends declared and paid		(63)		(63)			(63)
Net transfers between Pfizer and noncontrolling interests		0		1			1	(1)
Net transfers - Pfizer		(4)		(4)			(4)
Ending balance at Dec. 31, 2012		4,041	[4]	4,183	[3]	(157)	4,026	15
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income/(loss)		248		94	[3]	(20)						174
Share-based compensation expense		31		3	[3]						28
Dividends declared and paid		(65)										(65)
Net transfers - Pfizer		(271)		(271)	[3]
Separation adjustments	[5]	450		414	[3]	(6)		8			34
Employee benefit plan contribution from Pfizer Inc.	[6]	0
Reclassification of net liability due to Pfizer Inc.	[7]	(60)		(60)	[3]
Consideration paid to Pfizer Inc. in connection with the Separation	[8]	(3,551)									(3,551)
Issuance of common stock to Pfizer Inc. in connection with the Separation and reclassification of Business Unit Equity	[8]	0		(4,363)	[3]				5	[9]	4,358
Ending balance at Jun. 30, 2013		$ 823	[4]			$ (183)		$ 23	$ 5	[9]	$ 869	$ 109

[1]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	See Note 4A. Acquisitions, Divestitures and Certain Investments-Acquisition of King Animal Health.
[3]	All amounts associated with Business Unit Equity relate to periods prior to the Separation. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: The Separation.
[4]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[5]	For additional information, see Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: Adjustments Associated with the Separation.
[6]	Represents contributed capital from Pfizer Inc. associated with service credit continuation for certain Zoetis Inc. employees in Pfizer Inc.'s U.S. qualified defined benefit and U.S. retiree medical plans. See Note 12. Benefit Plans.
[7]	Represents the reclassification of the Receivable from Pfizer Inc. and the Payable to Pfizer Inc. from Business Unit Equity as of the Separation date. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: The Separation.
[8]	Reflects the Separation transaction. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: The Separation
[9]	As of June 30, 2013, there were 500,000,000 outstanding shares of common stock.